Investments in securities (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Schedule of Investments in Securities

	$ million
	Dec 31, 2024	Dec 31, 2023
Equity securities:	1,104	1,605
Equity securities at fair value through other comprehensive income	1,104	1,605
Debt securities:	1,151	1,641
Debt securities at amortised cost	37	28
Debt securities at fair value through other comprehensive income	1,017	1,285
Debt securities at fair value through profit or loss	97	328
Total	2,255	3,246
At fair value
Measured by reference to prices in active markets for identical assets	1,197	1,983
Measured by reference to other observable inputs	95	92
Measured using predominantly unobservable inputs	926	1,143
Total	2,218	3,218
At cost	37	28
Total	2,255	3,246

Schedule of Investments in Securities Using Predominantly Unobservable Inputs

	$ million
	2024	2023
At January 1	1,143	1,299
Losses recognised in other comprehensive income	(16)	(126)
Purchases	63	146
Sales	(260)	(207)
Other movements	(4)	31
At December 31	926	1,143
[A]Based on expected dividend flows, adjusted for country and other risks as appropriate and discounted to their present value.